Provisions (Narrative) (Detail)	12 Months Ended
Dec. 31, 2019
Disclosure Of Other Provisions [Line Items]
Description of expected timing of outflows	Onerous contracts for property are recognized when UBS is committed to pay for non-lease components, such as utilities, when a property is vacated or not fully recovered from sub-tenants. Severance-related provisions are used within a short time period, usually within six months, but potential changes in amount may be triggered when natural staff attrition reduces the number of people affected by a restructuring event and therefore the estimated costs.
UBS AG
Disclosure Of Other Provisions [Line Items]
Description of expected timing of outflows	Onerous contracts for property are recognized when UBS AG is committed to pay for non-lease components, such as utilities, when a property is vacated or not fully recovered from sub-tenants. Severance-related provisions are used within a short time period, usually within six months, but potential changes in amount may be triggered when natural staff attrition reduces the number of people affected by a restructuring event and therefore the estimated costs.